Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination
Upon termination of the Plan and trust, each participant thereby affected shall be entitled to receive the full value of the participant’s vested account balance in accordance with the terms of the Plan as of the final valuation date. The Trustee shall make payments of such amounts as directed by the Plan Administrator.
Although the Company has not expressed any intent to do so, it reserves the right to terminate the Plan at any time subject to ERISA provisions.